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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    GLENHILL ADVISORS, LLC
Address: 156 WEST 56th STREET, 17th FLOOR
         NEW YORK, NEW YORK 10019

Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Glenn J. Krevlin
Title: Managing Member
Phone: (646) 432-0600

SIGNATURE, PLACE, AND DATE OF SIGNING:


/s/ GLENN J. KREVLIN                     New York, New York    February 14, 2011
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         83

Form 13F Information Table Value Total:    723,390
                                        (thousands)

                        LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
No.   File Number   Name
---   -----------   ----
01    028- 10911    Glenhill Capital Management, LLC

02    028- 10962    Glenhill Capital Overseas GP, Ltd.
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FORM 13F INFORMATION TABLE

           COLUMN 1                    COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8
--------------------------------- ----------------- ----------- -------- ------------------ -------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                  Value  Shares or Sh/ Put/   Investment     Other  ----------------
Name of Issuer                      Title of Class     CUSIP    (x$1000)  Prn Amt  Prn call   Discretion   Managers Sole Shared None
--------------------------------- ----------------- ----------- -------- --------- --- ---- -------------- -------- ---- ------ ----
1-800-Flowers.Com Inc-Cl A        CL A              68243Q 10 6      269   100,001 Sh       Shared-Defined 01       Sole
1-800-Flowers.Com Inc-Cl A        CL A              68243Q 10 6      202    74,999 Sh       Shared-Defined 02       Sole
AC Moore Arts & Crafts Inc        COM               00086T 10 3    7,224 2,878,106 Sh       Shared-Defined 01       Sole
AC Moore Arts & Crafts Inc        COM               00086T 10 3    7,836 3,121,894 Sh       Shared-Defined 02       Sole
Aon Corp                          COM               037389 10 3    5,981   130,000 Sh       Shared-Defined 01       Sole
Aon Corp                          COM               037389 10 3    5,981   130,000 Sh       Shared-Defined 02       Sole
Arvinmeritor Inc                  COM               043353 10 1    9,388   457,500 Sh       Shared-Defined 01       Sole
Arvinmeritor Inc                  COM               043353 10 1    7,644   372,500 Sh       Shared-Defined 02       Sole
Carnival Corp                     PAIRED CTF        143658 30 0    7,263   157,506 Sh       Shared-Defined 01       Sole
Carnival Corp                     PAIRED CTF        143658 30 0    7,211   156,378 Sh       Shared-Defined 02       Sole
Casual Male Retail Group Inc      COM               148711 30 2   11,977 2,526,790 Sh       Shared-Defined 01       Sole
Casual Male Retail Group Inc      COM               148711 30 2    5,958 1,256,900 Sh       Shared-Defined 02       Sole
Charter Communication-A           CL A              16117M 30 5    3,213    82,500 Sh       Shared-Defined 01       Sole
Charter Communication-A           CL A              16117M 30 5    3,213    82,500 Sh       Shared-Defined 02       Sole
China Yida Holdings Co            COM               16945D 20 4      377    37,085 Sh       Shared-Defined 01       Sole
Cigna Corp                        COM               125509 10 9   20,621   562,500 Sh       Shared-Defined 01       Sole
Cigna Corp                        COM               125509 10 9   20,621   562,500 Sh       Shared-Defined 02       Sole
Collective Brands Inc             COM               19421W 10 0   28,659 1,358,250 Sh       Shared-Defined 01       Sole
Collective Brands Inc             COM               19421W 10 0   21,823 1,034,250 Sh       Shared-Defined 02       Sole
Covanta Holding Corp              COM               22282E 10 2   22,347 1,299,999 Sh       Shared-Defined 01       Sole
Covanta Holding Corp              COM               22282E 10 2   22,347 1,300,001 Sh       Shared-Defined 02       Sole
Dana Holding Corp                 COM               235825 20 5    6,024   350,000 Sh       Shared-Defined 01       Sole
Dana Holding Corp                 COM               235825 20 5    6,024   350,000 Sh       Shared-Defined 02       Sole
Dover Saddlery Inc                COM               260412 10 1    1,195   459,492 Sh       Shared-Defined 01       Sole
Dover Saddlery Inc                COM               260412 10 1    1,195   459,491 Sh       Shared-Defined 02       Sole
Equinix Inc                       COM               29444U 50 2    8,884   109,331 Sh       Shared-Defined 01       Sole
Equinix Inc                       COM               29444U 50 2    8,770   107,931 Sh       Shared-Defined 02       Sole
Flow Intl Corp                    COM               343468 10 4    4,558 1,114,349 Sh       Shared-Defined 01       Sole
Flow Intl Corp                    COM               343468 10 4    1,764   431,245 Sh       Shared-Defined 02       Sole
Gildan Activewear Inc             COM               375916 10 3    9,721   341,223 Sh       Shared-Defined 01       Sole
Gildan Activewear Inc             COM               375916 10 3    9,690   340,107 Sh       Shared-Defined 02       Sole
HSN Inc                           COM               404303 10 9      429    13,993 Sh       Shared-Defined 01       Sole
HSN Inc                           COM               404303 10 9      364    11,892 Sh       Shared-Defined 02       Sole
Intermec Inc                      COM               458786 10 0      368    29,029 Sh       Shared-Defined 01       Sole
Intermec Inc                      COM               458786 10 0      368    29,029 Sh       Shared-Defined 02       Sole
iPath S&P 500 VIX S/T Futures ETN IPTH S&P VIX      06740C 26 1      564    14,999 Sh       Shared-Defined 01       Sole
iPath S&P 500 VIX S/T Futures ETN IPTH S&P VIX      06740C 26 1      564    15,001 Sh       Shared-Defined 02       Sole
Jack In The Box Inc               COM               466367 10 9   11,569   547,501 Sh       Shared-Defined 01       Sole
Jack In The Box Inc               COM               466367 10 9   11,569   547,499 Sh       Shared-Defined 02       Sole
January 11 Puts On SPY US         PUT               78462F 95 3       24       825 Sh  Put  Shared-Defined 01       Sole
January 11 Puts On SPY US         PUT               78462F 95 3       24       825 Sh  Put  Shared-Defined 02       Sole
January 12 Calls On PSS US        CALL              19421W 90 0    2,511     2,759 Sh  Call Shared-Defined 01       Sole
January 12 Calls On PSS US        CALL              19421W 90 0    1,100     2,000 Sh  Call Shared-Defined 01       Sole
January 12 Calls On PSS US        CALL              19421W 90 0    2,412     2,651 Sh  Call Shared-Defined 02       Sole
January 12 Calls On PSS US        CALL              19421W 90 0    1,100     2,000 Sh  Call Shared-Defined 02       Sole

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
Jarden Corp                       COM               471109 10 8   18,754   607,500 Sh       Shared-Defined 01       Sole
Jarden Corp                       COM               471109 10 8   18,136   587,500 Sh       Shared-Defined 02       Sole
June 11 Puts On JKS US            PUT               47759T 95 0      563     1,250 Sh  Put  Shared-Defined 01       Sole
June 11 Puts On JKS US            PUT               47759T 95 0      563     1,250 Sh  Put  Shared-Defined 02       Sole
June 11 Puts On YGE US            PUT               98584B 95 3      195     1,000 Sh  Put  Shared-Defined 01       Sole
June 11 Puts On YGE US            PUT               98584B 95 3      195     1,000 Sh  Put  Shared-Defined 02       Sole
Lionbridge Technologies Inc       COM               536252 10 9   10,542 2,856,832 Sh       Shared-Defined 01       Sole
Lionbridge Technologies Inc       COM               536252 10 9    7,927 2,148,176 Sh       Shared-Defined 02       Sole
Lowe's Cos Inc                    COM               548661 10 7   15,048   599,999 Sh       Shared-Defined 01       Sole
Lowe's Cos Inc                    COM               548661 10 7   15,048   600,001 Sh       Shared-Defined 02       Sole
McDonald's Corp                   COM               580135 10 1   10,555   137,500 Sh       Shared-Defined 01       Sole
McDonald's Corp                   COM               580135 10 1   10,555   137,500 Sh       Shared-Defined 02       Sole
Move Inc                          COM               62458M 10 8    1,330   517,512 Sh       Shared-Defined 01       Sole
Mueller Water Products Inc-A      COM SER A         624758 10 8    6,109 1,465,000 Sh       Shared-Defined 01       Sole
Mueller Water Products Inc-A      COM SER A         624758 10 8    6,109 1,465,000 Sh       Shared-Defined 02       Sole
Pep Boys-Manny Moe & Jack         COM               713278 10 9   17,605 1,310,900 Sh       Shared-Defined 01       Sole
Pep Boys-Manny Moe & Jack         COM               713278 10 9   16,955 1,262,500 Sh       Shared-Defined 02       Sole
Qualcomm Inc                      COM               747525 10 3   17,297   349,500 Sh       Shared-Defined 01       Sole
Qualcomm Inc                      COM               747525 10 3   16,703   337,500 Sh       Shared-Defined 02       Sole
Retail Opp Invest Corp-Cw14       *W EXP 10/23/2014 76131N 11 9      910 1,300,000 Sh       Shared-Defined 01       Sole
Retail Opp Invest Corp-Cw14       *W EXP 10/23/2014 76131N 11 9      910 1,300,000 Sh       Shared-Defined 02       Sole
Retail Opportunity Investments    COM               76131N 10 1   11,520 1,162,500 Sh       Shared-Defined 01       Sole
Retail Opportunity Investments    COM               76131N 10 1   11,520 1,162,500 Sh       Shared-Defined 02       Sole
Sapient Corporation               COM               803062 10 8   12,550 1,037,211 Sh       Shared-Defined 01       Sole
Sapient Corporation               COM               803062 10 8   10,396   859,190 Sh       Shared-Defined 02       Sole
Sealed Air Corp                   COM               81211K 10 0   14,952   587,499 Sh       Shared-Defined 01       Sole
Sealed Air Corp                   COM               81211K 10 0   14,952   587,501 Sh       Shared-Defined 02       Sole
Sensata Technologies Holding      SHS               N7902X 10 6   21,303   707,500 Sh       Shared-Defined 01       Sole
Sensata Technologies Holding      SHS               N7902X 10 6   21,303   707,500 Sh       Shared-Defined 02       Sole
SLM Corp                          COM               78442P 10 6    4,407   350,000 Sh       Shared-Defined 01       Sole
SLM Corp                          COM               78442P 10 6    4,407   350,000 Sh       Shared-Defined 02       Sole
Starwood Property Trust Inc       COM               85571B 10 5   22,815 1,062,137 Sh       Shared-Defined 01       Sole
Starwood Property Trust Inc       COM               85571B 10 5   20,970   976,250 Sh       Shared-Defined 02       Sole
TD Ameritrade Holding Corp        COM               87236Y 10 8   19,203 1,011,214 Sh       Shared-Defined 01       Sole
TD Ameritrade Holding Corp        COM               87236Y 10 8   19,128 1,007,283 Sh       Shared-Defined 02       Sole
Teleflex Inc                      COM               879369 10 6    4,708    87,500 Sh       Shared-Defined 01       Sole
Teleflex Inc                      COM               879369 10 6    4,708    87,500 Sh       Shared-Defined 02       Sole
Travelzoo Inc                     COM               89421Q 10 6    1,593    38,500 Sh       Shared-Defined 01       Sole